Information by segment and main country - Information on income statements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Information by segment and main country [Line Items]
Revenue	€ 18,169		€ 17,827		€ 17,156
Sales including intercompany	18,169		17,827		17,156
Depreciation and amortisation expense	1,261	[1]	1,602	[2]	1,323	[1]
Adjusted EBITA	1,921		1,318		2,054
Diagnosis & Treatment [Member]
Information by segment and main country [Line Items]
Revenue	8,818		8,290		7,825
Sales including intercompany	9,253		8,576		8,023
Depreciation and amortisation expense	306		417		363
Adjusted EBITA	1,026		788		1,028
Connected Care [Member]
Information by segment and main country [Line Items]
Revenue	5,138		5,268		5,371
Sales including intercompany	5,149		5,280		5,388
Depreciation and amortisation expense	445		646		472
Adjusted EBITA	369		111		553
Personal Health [Member]
Information by segment and main country [Line Items]
Revenue	3,602		3,626		3,429
Sales including intercompany	3,685		3,684		3,462
Depreciation and amortisation expense	115		132		131
Adjusted EBITA	597		538		590
Other [Member]
Information by segment and main country [Line Items]
Revenue	612		643		530
Sales including intercompany	428		736		636
Depreciation and amortisation expense	394		407		357
Adjusted EBITA	(71)		(119)		(117)
Intersector Eliminations [member]
Information by segment and main country [Line Items]
Sales including intercompany	€ (346)		€ (449)		€ (353)

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill